Reserves For Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Card Member Loans And Related Reserves Evaluated Separately And Collectively For Impairment [Abstract]
Card Member loans evaluated separately for impairment	$ 378	$ 633	$ 744
Reserves on Card Member loans evaluated separately for impairment	84	153	176
Card Member loans evaluated collectively for impairment	66,860	64,596	61,877
Reserves on Card Member loans evaluated collectively for impairment	$ 1,177	$ 1,318	$ 1,698